Annual Fund Operating Expenses - Delaware Wealth Builder Fund - Class R6	Nov. 30, 2021
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Dividends on short sales and interest expenses	none
Other expenses	0.22%
Total annual fund operating expenses	0.87%	[1]
Fee waivers and expense reimbursements	(0.15%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%

[1]	“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets for all share classes from January 18, 2023 through March 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.